Financial Risk Management Objectives and Policies - Schedule of Financial Instruments with Variable Interest Rates (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [Abstract]
Interest rates - increase/decrease		$ 12,301